GOODWILL (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Sep. 11, 2018	Jul. 24, 2018	Jun. 27, 2018
Disclosure Text Block Supplement [Abstract]
Goodwill	$ 557,896		$ 557,896		$ 557,896	$ 25,742,899			$ 25,742,899
Goodwill, Impairment Loss	$ 0	$ 0	$ 0	$ 0	$ 25,185,003	$ 0
Share Price (in Dollars per share)					$ 0.06		$ 0.81	$ 0.70